UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)

Pabrai Wagons Fund
Retail Class | WAGNX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$68	1.25%
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$103,495,491
Number of Holdings	18
Net Advisory Fee	$220,349
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Materials	24.7%
Industrials	19.5%
Consumer Discretionary	18.7%
Financials	16.9%
Energy	10.4%
Real Estate	4.6%
Consumer Staples	3.9%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	16.9%
Warrior Met Coal, Inc.	14.4%
TAV Havalimanlari Holding AS	13.4%
Alpha Metallurgical Resources, Inc.	5.9%
Transocean Ltd.	4.7%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.6%
Valaris Ltd.	4.6%
Mongolian Mining Corp.	4.4%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.1%
PulteGroup, Inc.	4.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.wagonsfund.com/ir.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pabrai Wagons Fund documents not be householded, please contact Pabrai Wagons Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pabrai Wagons Fund or your financial intermediary.
Pabrai Wagons Fund	PAGE 1	TSR-SAR-74316P629

Pabrai Wagons Fund
Institutional Class | WGNIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at www.wagonsfund.com/ir. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.00%
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$103,495,491
Number of Holdings	18
Net Advisory Fee	$220,349
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Materials	24.7%
Industrials	19.5%
Consumer Discretionary	18.7%
Financials	16.9%
Energy	10.4%
Real Estate	4.6%
Consumer Staples	3.9%
Cash & Other	1.3%

Top 10 Issuers	(% of Net Assets)
Edelweiss Financial Services Ltd.	16.9%
Warrior Met Coal, Inc.	14.4%
TAV Havalimanlari Holding AS	13.4%
Alpha Metallurgical Resources, Inc.	5.9%
Transocean Ltd.	4.7%
Reysas Gayrimenkul Yatirim Ortakligi AS	4.6%
Valaris Ltd.	4.6%
Mongolian Mining Corp.	4.4%
Reysas Tasimacilik ve Lojistik Ticaret AS	4.1%
PulteGroup, Inc.	4.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.wagonsfund.com/ir.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pabrai Wagons Fund documents not be householded, please contact Pabrai Wagons Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pabrai Wagons Fund or your financial intermediary.
Pabrai Wagons Fund	PAGE 1	TSR-SAR-74316P611

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PABRAI WAGONS FUND
Retail Class Shares (WAGNX)
Institutional Class Shares (WGNIX)
Annual Financial Statements & Additional Information
December 31, 2025

PABRAI WAGONS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Air Freight & Logistics - 4.1%
Turkey - 4.1%
Reysas Tasimacilik ve Lojistik Ticaret AS(a)	12,394,000	$4,198,604
Capital Markets - 16.9%
India - 16.9%
Edelweiss Financial Services Ltd.	14,572,000	17,529,260
Consumer Staples Distribution & Retail - 3.9%
Turkey - 3.9%
Gimat Magazacilik Sanayi Ve Ticaret AS	3,859,567	4,029,623
Energy Equipment & Services - 10.4%
Switzerland - 4.7%
Transocean Ltd.(a)	1,180,000	4,873,400
United States - 5.7%
Noble Corp. PLC	38,600	1,090,064
Valaris Ltd.(a)	94,400	4,757,760
		5,847,824
Total Energy Equipment & Services		10,721,224
Hotels, Restaurants & Leisure - 3.8%
Turkey - 3.8%
TAB Gida Sanayi Ve Ticaret AS	803,500	3,909,940
Household Durables - 7.9%
United States - 7.9%
PulteGroup, Inc.	35,200	4,127,552
Toll Brothers, Inc.	30,000	4,056,600
Total Household Durables		8,184,152
Marine Transportation - 2.0%
Greece - 2.0%
Danaos Corp.	21,800	2,053,124
Metals & Mining - 24.7%
Mongolia - 4.4%
Mongolian Mining Corp.(a)	3,360,000	4,549,077
United States - 20.3%
Alpha Metallurgical Resources, Inc.(a)	30,470	6,090,344
Warrior Met Coal, Inc.	169,300	14,927,181
		21,017,525
Total Metals & Mining		25,566,602

The accompanying notes are an integral part of these financial statements.

1

PABRAI WAGONS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 7.0%
United States - 7.0%
AutoNation, Inc.(a)	19,950	$4,119,276
Group 1 Automotive, Inc.	7,981	3,138,927
Total Specialty Retail		7,258,203
Transportation Infrastructure - 13.4%
Turkey - 13.4%
TAV Havalimanlari Holding AS(a)	1,999,000	13,873,441
TOTAL COMMON STOCKS (Cost $89,373,859)		97,324,173
REAL ESTATE INVESTMENT TRUSTS - 4.6%
Industrial REITs - 4.6%
Turkey - 4.6%
Reysas Gayrimenkul Yatirim Ortakligi AS(a)	9,815,921	4,802,534
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,199,256)		4,802,534
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 3.68%(b)	1,498,431	1,498,431
TOTAL MONEY MARKET FUNDS (Cost $1,498,431)		1,498,431
TOTAL INVESTMENTS - 100.1% (Cost $95,071,546)		$103,625,138
Liabilities in Excess of Other Assets - (0.1)%		(129,647)
TOTAL NET ASSETS - 100.0%		$103,495,491

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

PABRAI WAGONS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

United States	$43,806,135	42.3%
Turkey	30,814,142	29.8
India	17,529,260	16.9
Switzerland	4,873,400	4.7
Mongolia	4,549,077	4.4
Greece	2,053,124	2.0
Liabilities in Excess of Other Assets	(129,647)	(0.1)
	$103,495,491	100.0%

The accompanying notes are an integral part of these financial statements.

3

Pabrai Wagons Fund
Statement of Assets and Liabilities
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 103,625,138
Receivable for fund shares sold	324,837
Restricted cash	25,000
Dividends receivable	12,991
Cash	5,472
Prepaid expenses and other assets	40,827
Total assets	104,034,265
LIABILITIES:
Payable for investments purchased	162,411
Deferred foreign capital gains tax	155,448
Payable for distribution and shareholder servicing fees	50,820
Payable to Advisor	41,996
Payable for audit fees	32,076
Payable for fund administration and accounting fees	29,424
Payable for transfer agent fees and expenses	12,361
Payable for capital shares redeemed	10,500
Payable for custodian fees	5,849
Payable for compliance fees	3,957
Payable for expenses and other liabilities	33,932
Total liabilities	538,774
NET ASSETS	$ 103,495,491
Net Assets Consists of:
Paid-in capital	$95,287,098
Total distributable earnings	8,208,393
Total net assets	$ 103,495,491
Institutional Class
Net assets	$46,986,540
Shares issued and outstanding(a)	3,844,768
Net asset value per share	$12.22
Retail Class
Net assets	$56,508,951
Shares issued and outstanding(a)	4,650,486
Net asset value per share	$12.15
Cost:
Investments, at cost	$95,071,546

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

Pabrai Wagons Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$456,180
Less: dividend withholding taxes	(52,844)
Total investment income	403,336
EXPENSES:
Investment advisory fee	416,389
Distribution expenses - Retail Class	61,634
Fund administration and accounting fees	58,799
Shareholder service costs - Retail Class	24,654
Shareholder service costs - Institutional Class	21,612
Transfer agent fees	25,159
Federal and state registration fees	25,152
Custodian fees	21,749
Trustees’ fees	12,199
Compliance fees	7,797
Legal fees	6,129
Audit fees	4,404
Reports to shareholders	3,013
Income tax expense	550
Other expenses and fees	31,636
Total expenses	720,876
Expense reimbursement by Adviser	(196,040)
Net expenses	524,836
Net investment loss	(121,500)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	903,801
Foreign currency translation	(13,739)
Net realized gain (loss)	890,062
Net change in unrealized appreciation (depreciation) on:
Investments	11,408,707
Deferred foreign capital gains tax	183,732
Foreign currency translation	677
Net change in unrealized appreciation (depreciation)	11,593,116
Net realized and unrealized gain (loss)	12,483,178
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,361,678

The accompanying notes are an integral part of these financial statements.

5

Pabrai Wagons Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$(121,500)	$(77,225)
Net realized gain (loss)	890,062	(130)
Net change in unrealized appreciation (depreciation)	11,593,116	(5,418,391)
Net increase (decrease) in net assets from operations	12,361,678	(5,495,746)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(293,754)	(278,797)
From earnings - Retail Class	(353,474)	(252,723)
Total distributions to shareholders	(647,228)	(531,520)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	9,019,483	25,064,940
Shares issued from reinvestment of distributions - Institutional Class	293,754	274,030
Shares redeemed - Institutional Class	(6,585,903)	(1,342,912)
Redemption fees - Institutional Class	6,832	7,499
Shares sold - Retail Class	15,868,415	34,922,738
Shares issued from reinvestment of distributions - Retail Class	350,263	248,313
Shares redeemed - Retail Class	(6,114,017)	(6,574,657)
Redemption fees - Retail Class	7,976	7,147
Net increase (decrease) in net assets from capital transactions	12,846,803	52,607,098
NET INCREASE (DECREASE) IN NET ASSETS	24,561,253	46,579,832
NET ASSETS:
Beginning of the period/year	78,934,238	32,354,406
End of the period/year	$ 103,495,491	$ 78,934,238
SHARES TRANSACTIONS
Shares sold - Institutional Class	770,837	2,267,493
Shares issued from reinvestment of distributions - Institutional Class	24,459	21,392
Shares redeemed - Institutional Class	(565,604)	(117,169)
Shares sold - Retail Class	1,365,063	3,221,861
Shares issued from reinvestment of distributions - Retail Class	29,335	19,445
Shares redeemed - Retail Class	(526,533)	(611,732)
Total increase (decrease) in shares outstanding	1,097,557	4,801,290

The accompanying notes are an integral part of these financial statements.

6

PABRAI WAGONS FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.69	$12.47	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)	(0.00)(c)	0.06
Net realized and unrealized gain (loss) on investments(d)	1.62	(1.63)	2.42
Total from investment operations	1.61	(1.63)	2.48
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.01)
Net realized gains	(0.08)	(0.14)	—
Total distributions	(0.08)	(0.15)	(0.01)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$12.22	$10.69	$12.47
TOTAL RETURN(e)	15.07%	−13.29%	24.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,987	$38,662	$18,002
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.42%	1.59%	4.22%
After expense reimbursement/recoupment(f)	1.00%	1.00%	1.01%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%
Ratio of net investment income (loss) to average net assets(f)	(0.13)%	(0.04)%	0.66%
Portfolio turnover rate(e)	21%	69%	45%

(a)	Inception date of the Fund was September 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

7

PABRAI WAGONS FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.65	$12.45	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	(0.03)	0.04
Net realized and unrealized gain (loss) on investments(c)	1.60	(1.62)	2.41
Total from investment operations	1.58	(1.65)	2.45
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.01)
Net realized gains	(0.08)	(0.14)	—
Total distributions	(0.08)	(0.15)	(0.01)
Redemption fee per share	0.00(d)	0.00(d)	0.01
Net asset value, end of period	$12.15	$10.65	$12.45
TOTAL RETURN(e)	14.84%	−13.47%	24.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,509	$40,272	$14,352
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.68%	1.84%	4.74%
After expense reimbursement/recoupment(f)	1.25%	1.25%	1.26%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%
Ratio of net investment income (loss) to average net assets(f)	(0.38)%	(0.28)%	0.47%
Portfolio turnover rate(e)	21%	69%	45%

(a)	Inception date of the Fund was September 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

8

PABRAI WAGONS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Pabrai Wagons Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on September 29, 2023.
The Fund offers Retail and Institutional Class shares. The Retail and Institutional Classes commenced operations on September 29, 2023. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The investment objective of the Fund is to seek to achieve long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Securities for which market quotations are not ready available are valued at their determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Dhandho Funds LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

9

PABRAI WAGONS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$49,234,228	$48,089,945	$—	$97,324,173
Real Estate Investment Trusts	4,802,534	—	—	4,802,534
Money Market Funds	1,498,431	—	—	1,498,431
Total Investments	$55,535,193	$48,089,945	$—	$103,625,138

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments. The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

10

PABRAI WAGONS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended June 30, 2025, the Fund did not have any late-year losses. The Fund did not defer any post-October losses or have any capital loss carry-forwards.
As of December 31, 2025, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of December 31, 2025, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 90 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11

PABRAI WAGONS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Mohnish Pabrai, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.
K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective after the close of business January 23, 2026, shares of the Retail Class of the Fund converted to shares of the Institutional Class, at a ratio of 1.191:1. Effective after the close of business February 6, 2026, shares of the Institutional Class converted to shares of the Pabrai Wagons ETF, at a ratio of 1:1. The Fund has determined that there were no other subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Dhandho Funds LLC, (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the period ended December 31, 2025, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 0.90%, effective January 1, 2024, of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the advisor during the period ended December 31, 2025, is disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the fund, if applicable.

12

PABRAI WAGONS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
As of December 31, 2025, the remaining cumulative amount the Adviser may be reimbursed is $761,103 as shown in the following table. The Adviser may recapture a portion of the above no later than the dates as stated.

Year of Expiration	Amount
June 30, 2027	$269,171
June 30, 2028	295,892
December 31, 2029	196,040

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the period ended December 31, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail and Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class shares. Under the Shareholder Servicing Plan, the Retail and Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10% and 0.10% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. For the period ended December 31, 2025, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the period ended December 31, 2025, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $30,581,904 and $18,668,835, respectively.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the period ended December 31, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended December 31, 2025 and the fiscal year ended June 30, 2025, for the Fund was as follows:

	December 31, 2025	June 30, 2025
Ordinary Income	$ —	$531,520
Long-term capital gain(a)	—	—
	$—	$531,520

(a)	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

13

PABRAI WAGONS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
The cost basis of investments for federal income tax purposes at most recent fiscal year end, June 30, 2025, was as follows:

Cost of investments	$ 84,614,638
Gross tax unrealized appreciation	3,062,687
Gross tax unrealized depreciation	(8,666,917)
Gross tax unrealized appreciation/depreciation	(5,604,230)
Undistributed ordinary income	2,437,353
Undistributed long-term capital gain	—
Total distributable earnings	2,437,353
Other accumulated gain (loss)	(339,180)
Total distributable (accumulated) earnings (losses)	$(3,506,057)

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the period ended December 31, 2025, was as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of December 31, 2025	—
Average interest rate when in use	—

Interest expense for the period ended December 31, 2025, is disclosed in the Statement of Operations, if applicable.

14

PABRAI WAGONS FUND
Approval of Investment Advisory Agreement (Unaudited)
At a meeting held on August 13-14, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Dhandho Funds, LLC (the “Advisor”) for the Pabrai Wagons Fund (the “Fund”) for another annual term. At this meeting and at a prior meeting held on June 18, 2025, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2025. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues. The Board also noted the Advisor has no similarly managed accounts.
The Board noted that the Fund underperformed its Morningstar peer group average for the one-year period. The Board noted that the Fund also underperformed its Cohort average for the one-year period.
The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund underperformed for the one-year period.
3. The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor. The Board also noted the Advisor has no similarly managed accounts.
The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.90% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”) and noted that the Fund was currently operating above this level The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was lower than that of its Morningstar peer group average. The Board also considered that the Fund’s

15

PABRAI WAGONS FUND
Approval of Investment Advisory Agreement (Unaudited)(Continued)
advisory fee was at the median and below the average of its Cohort and that the net expense ratio (less Rule 12b-1 fees) was lower than those of its Cohort median and average. The Board concluded that the fees paid to the Advisor were fair and reasonable.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap,. . The Board concluded that it would continue to revisit this issue in the future as circumstances changed.
5. The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund, particularly the Rule 12b-1 fees paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive and was consistent with the profitability in previous years. The Board determined that the Advisor had maintained adequate financial resources to support the services it provides to the Fund.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to it. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

16

PABRAI WAGONS FUND
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-(800)-617-0004 or by accessing the Fund’s website at www.wagonsfund.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund’s quarterly holdings for the most recent period end can be obtained by accessing the Fund’s website at www.wagonsfund.com. The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling 1-(800)-617-0004.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

17

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	March 9, 2026

* Print the name and title of each signing officer under his or her signature.